UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)    (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Pinnacle Value Fund

Semi-Annual Report

June 30, 2008

Pinnacle Value Fund Semi Annual Report                                    June 30, 2008

Dear fellow Shareholders,

It’s now official. With most of the major indexes down 20% from their highs set last fall, it appears we are in a bear market. The carnage has been widespread with very few sectors unscathed. This reflects the economic woes which we are all well aware of - slowing growth, higher gasoline and food prices, tumbling housing values, an unstable financial system, falling consumer confidence and contracting credit availability. The last expansion was built on the back of  widespread credit expansion (which fueled rising asset prices) and credit contraction is having a sobering effect.  How bad will it get?

We’re not sure but with the S&P 500 trading at a robust 21X earnings, 2.5X book value and yielding 2.3%, the downside could be substantial.

Total Return                                    YTD 2008     2007         2006         2005        2004

Pinnacle Value Fund                            (9.5)%        15.4%       13.2%       8.5%       19.6%

Russell 2000*                                       (9.4)           (1.5)          18.4          4.6          18.3

S&P 500*                                             (11.9)%       5.6%        15.8%       4.9%       10.9%

* Includes dividend reinvestment. Past performance does not guarantee future results. Returns don’t reflect taxes payable on distributions or redemptions held in taxable accts.

As can be seen from the above box scores, we had a dismal first half - no way to sugar coat it . While we approximated the Russell 2000 performance, we should have done much better given our high cash position. Please see below for details but suffice it to say we were caught by the market’s increasing focus on credit quality and by our own premature accumulation of some financial stocks. We were way too early and, as a wise investor once said, if you’re two years early, you’re 18 months wrong. We were wrong.

Some of you have inquired whether we’ve changed our investment philosophy. The answer is no and now might be a good time to review our approach. We’re seeking:

 1. businesses that are well capitalized with favorable long term prospects, and are

2.  run by capable managers with exceptional ability, unyielding determination and unquestionable integrity (many are large shareholders themselves), and are

3. available at a reasonable price.

We invest only for the long term and attempt to keep permanent capital loss (as opposed to short term quotational loss) to a minimum. As value investors, we are actively looking for opportunities in markets like these and are encouraged that small caps are returning to more reasonable valuations. We expect the stock market to remain volatile and are pleased to have the firepower to exploit opportunites which may occur.

What Happened to the Portfolio?

As you can see from the Winners & Sinners page opposite, the sinners ruled the day.  Most of the damage occurred in two areas. First, we have a few positions like WHX Corp. and International Textiles Corp. (ITC) that are being run by smart people but face dual negatives of having leveraged balance sheets and slowing end user markets.

Conglomerate WHX is exposed to slowing automotive and construction markets while ITC is exposed to slowing apparel and automotive markets. WHX is in the process of raising capital via a rights offering which should put them on sounder financial footing. WHX also appears to be making progress in rationalizing operations to enhance profitability and asset utilization. ITC is controlled by billionaire Wilbur Ross who is attempting to create a worldwide textile company via the rollup of a couple domestic producers (Burlington Industries, Cone Denim) complemented by newly built plants in Nicaragua, China and Vietnam. This has all been debt financed and has taken longer than expected, hence the decline in share price. While the ultimate outcome is uncertain, the majority owners of both WHX and ITC have their reputations on the line and have suffered the same humiliating common stock losses as we have.

An equal amount of damage was done by our premature purchase of some well managed, well capitalized, high return commercial banks such as Preferred Bank and Corus Bank at what we thought were compelling valuations. We’ve followed both institutions for years and were aware of their large construction loan portfolios and the risks therein but felt their underwriting criteria, strong balance sheets and workout abilities were enough to get them through the down cycle. Yes, a certain portion of the loans will go sour but we believe this is more than reflected in the stock price. Many of the construction loans were used to build condos in metropolitan areas of the southeast and southwest. Retiring baby boomers will most likely continue to migrate to these areas which should put an eventual floor on real estate values. Insiders at Preferred and Corus Banks are both large holders owning  30% and 32% respectively. Recently, they have been aggressive buyers of their own shares which led us to become too comfortable in our purchases. Banks and financial stocks have been terrible performers for the last year or so and sentiment remains extremely negative. Investors are worried Preferred and Corus may need to raise new capital which would dilute our interests. Whether this occurs remains to be seen.

There is some good news. We still have plenty of cash left (50%) to take advantage of opportunities. However, given our painful experience of catching “falling knives”, we remain cautious in deploying it.  We’ll pay extra close attention to balance sheets, operating results and market perceptions. We’ll be much more willing to step away when issues of interest to us are in freefall because of gloomy investor perceptions. In short, we’ve learned some painful lessons recently which we hope not to repeat.

Two final notes. First, your portfolio manager remains the largest individual shareholder and, having purchased shares in January, May and July feels your pain. Second, despite being down year to date, we will most likely pay a distribution of net investment income and net capital gains in late December. We’ll have a better feel for the exact amount after Oct. 31. This distribution is taxable for shares held in non-retirement accounts.

As always, should you have any questions or concerns about your account or the Fund, don’t hesitate to call or write. Thank you for your continued support.

John E. Deysher                                                                        Pinnacle Value Fund

Preisdent & Portfolio Manager                                                 1414 Sixth Ave.-900

212-508-4537                                                                           New York, NY  10019

TOP 10 POSITIONS                                                                                   % net assets

1. Argan- Power plant construction, nutraceuticals, telecom services                          6.5%

2. MVC Capital- Business Development Company                                                   3.7

3. Preferred Bank- Korean American commercial bank                                            3.4

4. Conrad Ind.- Gulf of Mexico shipbuilding & repair                                                2.7

5. Asta Funding- Buys, sells, collects defaulted consumer receivables                        2.6

6. First Acceptance Corp.- Auto insurance for low income customers                       2.5

7. Pro-shares ultra short oil & gas                                                                            2.2

8. Corus Bankshares- Commercial bank specializing in construction loans                 2.0

9. Flanders Corp.- Air filters- residential, commercial, industrial                                1.5

10. Cadus Corp.- Cash rich shell with large NOL carryforwards                              1.3

                                                                                Total                                      28.4%

YTD TOP 5 Winners (realized & unrealized gains)

1. Technology Solutions                                                                                    $206,000

2. IWM, XLF Put options                                                                                  166,300

3. Argan                                                                                                              97,600

4. Flanders Corp.                                                                                                79,100

5. Stein Mart                                                                                                       25,000

                                                                                Total                              $574,000

YTD TOP 5 Sinners (realized & unrealized losses)

1. Preferred Bank                                                                                        $1,873,600

2. WHX Corp.                                                                                                 951,300

3. Corus Bankshares                                                                                        674,000

4. International Textiles                                                                                     476,700

5. Pro- shares ultra short oil & gas                                                                    448,500

                                                                                Total                           $4,424,100

SECURITY CLASSIFICATIONS

Government Money Market Fund                                                             $34,376,200

Financial Services                                                                                          7,873,300

Conglomerates                                                                                              6,278,100

Industrial Goods & Services                                                                          5,856,600

Commercial Banks                                                                                        4,173,500

Insurance                                                                                                      2,326,100

Exchange Traded Funds                                                                                1,418,300

Consumer Goods & Services                                                                        1,096,500

                                                                                 Total                        $63,398,600

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				June 30, 2008 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Conglomerate
297,068	Argan, Inc. *	$ 1,229,155	$ 4,111,421
115,449	Regency Affiliates *	640,038	468,723
14,400	United Capital Corp. *	316,779	276,480
2,097	Wesco Financial Corp.	810,373	801,054
413,614	WHX Corp. *	3,205,801	620,421
		6,202,146	6,278,099	9.90%

Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	141,196
53,100	Ultrashort Oil & Gas Proshares	1,866,764	1,418,301
		1,955,832	1,559,497	2.46%
Fabricated Metal Products
5,500	Keystone Consol Industries, Inc. *	54,850	60,500	0.10%

Filtration
157,900	Flanders Corp. *	803,761	955,295	1.51%

Financial Services
181,300	Asta Funding, Inc.	1,987,241	1,642,578
330,845	BKF Capital Group, Inc. *	1,200,242	744,401
507,840	Cadus Corp. *	821,627	827,779
3,700	Capital Southwest Corp.	370,955	385,651
271,570	CoSine Communications, Inc. *	668,135	722,376
117,200	Kent Financial Services, Inc. *	265,452	191,036
171,600	MVC Capital, Inc.	2,069,491	2,349,204
157,850	Novt Corp. *	384,457	285,709
6,850	Webfinancial Corp. *	62,599	116,450
87,000	Zapata Corp. *	606,489	608,130
		8,436,688	7,873,314	12.42%

Furniture & Fixtures
2,800	Flexsteel Industries, Inc.	33,460	31,500	0.05%

Industrial Instruments For Measurement, Display, and Control
75,100	Electronic Sensors, Inc.	307,988	341,705	0.54%

Insurance
490,500	First Acceptance Corp. *	1,842,388	1,569,600
18,900	Montpelier Re Holdings Ltd.	297,430	278,775
13,400	Safety Insurance Group, Inc.	467,735	477,710
		2,607,553	2,326,085	3.67%

IT Services
369,500	New Horizons Worldwide Inc. *	206,920	624,455
108,800	Technology Solutions Company *	816,478	507,008
		1,023,398	1,131,463	1.78%
Commercial Banks
83,500	Center Financial Corp.	718,284	707,245
297,600	Corus Bankshares, Inc. *	1,842,636	1,238,016
11,200	Hanmi Financial Corp.	69,069	58,352
418,900	Preferred Bank *	4,043,476	2,169,902
		6,673,465	4,173,515	6.58%

News Paper Publishing & Printing
25,700	McClatchy Co.	637,946	174,246	0.27%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	270,200	0.43%

Optical Instruments & Lenses
476,105	Meade Instruments Corp. *	756,080	428,495	0.68%

Security Services
1,627,683	Sielox, Inc. *	554,777	309,260	0.49%

Ship & Boat Building & Repairing
130,672	Conrad Industries, Inc. *	173,878	1,710,496	2.70%

Real Estate Investment Trusts
479	USA Real Estate Investors Trust	233,764	159,986	0.25%

Retail-Family Clothing Stores
116,800	Stein Mart, Inc. *	495,040	526,768	0.83%

Telecommunications
341,600	NMS Communications *	532,791	379,176	0.60%

Textile Mill Products
369,310	International Textil Group, Inc. *	809,057	129,259	0.20%

Total for Common Stock		$ 32,752,023	$ 28,818,859	45.46%

Preferreds
34,200	Ameritrans Capital Corp. Pfd	392,133	345,420
49,870	Aristotle Corp. Pfd - I	392,770	411,428

Total for Convertible Preferred Stock		$ 784,903	$ 756,848	1.19%

SHORT TERM INVESTMENTS
Money Market Fund
34,376,171	First American Government Obligation Fund Cl Z 2.18% **	34,376,171	34,376,171	54.22%

Total for Short Term Investments		$ 34,376,171	$ 34,376,171	54.22%

	Total Investments	$ 67,913,097	$ 63,951,878	100.87%

	Liabilities in excess of other Assets		(553,323)	(0.87)%

	Net Assets		$ 63,398,555	100.00%

* Non-Income producing securities.
** Dividend Yield
	The accompanying notes are an integral part of the financial statements.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

Assets:
Investment Securities at Market Value	$ 63,951,878
(Identified Cost $ 67,913,097)
Cash	1,670
Receivables:
Dividends and Interest	89,657
Securities Sold	143,130
Total Assets	64,186,335
Liabilities:
Management Fees	383,260
Payables:
Securities Purchased	404,241
Accrued Expenses	279
Total Liabilities	787,780
Net Assets	$ 63,398,555
Net Assets Consist of:
Paid-In Capital	$ 63,426,961
Accumulated Undistributed Net Investment Income	232,214
Accumulated Realized Gain on Investments - Net	3,700,599
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(3,961,219)
Net Assets	$ 63,398,555
Net Asset Value and Redemption Price
Per Share ($63,398,555/4,498,726 shares outstanding) , no par value, unlimited
shares authorized	$ 14.09

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Statement of Operations
For the six months ended June 30, 2008 (Unaudited)

Investment Income:
Dividends	$ 156,252
Interest	529,149
Total Investment Income	685,401
Expenses:
Investment Advisor Fees (Note 3)	410,083
Transfer Agent & Fund Accounting Fees	22,570
Expense Recapture (Note 3)	21,178
Insurance Fees	8,245
Custodial Fees	6,926
Audit Fees	6,721
Registration Fees	3,956
Trustee Fees	2,690
Legal Fees	2,471
Miscellaneous Fees	2,378
Printing & Mailing Fees	1,600
Total Expenses	488,818

Net Investment Income	196,583

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	1,940,103
Change in Unrealized Depreciation on Investments	(8,609,939)
Net Realized and Unrealized (Loss) on Investments	(6,669,836)

Net Decrease in Net Assets from Operations	$ (6,473,253)

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Statement of Changes in Net Assets	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
From Operations:
Net Investment Income	$ 196,583	$ 713,312
Net Realized Gain on Investments	1,940,103	2,037,797
Net Unrealized Appreciation (Depreciation)	(8,609,939)	2,931,946
Increase (Decrease) in Net Assets from Operations	(6,473,253)	5,683,055
From Distributions to Shareholders:
Net Investment Income	0	(677,681)
Net Realized Gain from Security Transactions	0	(721,605)
Return of Capital	0	0
	0	(1,399,286)
From Capital Share Transactions:
Proceeds From Sale of Shares	9,122,686	30,220,329
Shares issued in Reinvestment of Dividends	0	1,370,512
Cost of Shares Redeemed	(3,459,445)	(2,243,422)
Net Increase from Shareholder Activity	5,663,241	29,347,419

Net Increase in Net Assets	(810,012)	33,631,188

Net Assets at Beginning of Period	64,208,567	30,577,379
Net Assets at End of Period (a)	$ 63,398,555	$ 64,208,567

Share Transactions:
Issued	607,111	1,963,453
Reinvested	0	88,592
Redeemed	(233,250)	(143,693)
Net increase in shares	373,861	1,908,352
Shares outstanding beginning of Period	4,124,865	2,216,513
Shares outstanding end of Period	4,498,726	4,124,865

(a) Includes undistributed net investment income of $232,214 at June 30, 2008 and $35,631 at December 31, 2007.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	Six Months	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
Net Asset Value -
Beginning of Period	$ 15.57	$ 13.80	$ 13.09	$ 12.84	$ 11.27
Net Investment Income (Loss) *	0.04	0.23	0.24	0.15	(0.02)
Net Gains or Losses on Securities
(realized and unrealized)	(1.52)	1.90	1.49	0.94	2.23
Total from Investment Operations	(1.48)	2.13	1.73	1.09	2.21

Distributions from Net Investment Income	-	(0.17)	(0.20)	(0.10)	-
Distributions from Capital Gains	-	(0.19)	(0.74)	(0.74)	(0.64)
Distributions from Return of Capital	-	-	(0.08)	-	-
	-	(0.36)	(1.02)	(0.84)	(0.64)

Paid-in Capital from Redemption Fees (Note 2) (a)	-	-	-	-	-

Net Asset Value -
End of Period	$ 14.09	$ 15.57	$ 13.80	$ 13.09	$ 12.84

Total Return	(9.51)%	15.43%	13.23%	8.53%	19.65%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 63,399	$ 64,209	$ 30,577	$ 17,175	$ 7,633

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.62%	1.90%	2.17%
Ratio of Net Income (Loss) to Average Net Assets	0.60%	1.53%	1.64%	0.68%	(0.54)%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.79%
Ratio of Net Income (Loss) to Average Net Assets	0.60%	1.53%	1.77%	1.10%	(0.16)%

Portfolio Turnover Rate	20.22%	27.11%	29.44%	27.88%	71.66%

* Per share net investment Income (loss) determined on average shares outstanding during year.
(a) Less than $0.01 per share

PINNACLE VALUE FUND

BERTOLET CAPITAL TRUST

NOTES TO FINANCIAL STATEMENTS

                                                           JUNE 30, 2008 (UNAUDITED)

1.)

ORGANIZATION:

Pinnacle Value Fund (”Fund”) is registered under the Investment Company Act of 1940 as an open-end investment management company and is the only series of the Bertolet Capital Trust, a Delaware business trust organized on January 1, 2003 (“Trust”). The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Fund shares.  Each share of the Fund has equal voting, dividend, distribution, and liquidation rights. The Fund’s investment objective is long term capital appreciation with income as a secondary objective.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008.  In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used in determining the value of a Fund’s investments.  FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities,

                        interest rates, prepayment speeds, credit risk, etc.)

PINNACLE VALUE FUND

BERTOLET CAPITAL TRUST

NOTES TO FINANCIAL STATEMENTS

                                                           JUNE 30, 2008 (UNAUDITED)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008:

Valuation Inputs

Investment in Securities

Level 1 – Quoted Prices                                                            $63,398,555

Level 2 – Other Significant Observable Inputs

            -

Level 3 – Significant Unobservable Inputs                                                 -

       Total

         $63,398,555

SHORT TERM INVESTMENTS:

The Fund may invest in money market funds and short term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

The Company records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

INCOME TAXES:

Federal income taxes. The Company’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

In July 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not

PINNACLE VALUE FUND

BERTOLET CAPITAL TRUST

NOTES TO FINANCIAL STATEMENTS

                                                           JUNE 30, 2008 (UNAUDITED)

threshold would be recorded as a tax benefit or expense in the current year. Effective June 29, 2007, the Fund adopted FIN 48 which had no material impact on the Fund's financial statements.

ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts.  U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the six months ended June 30, 2008 there were no reclassifications.

The Fund imposes a redemption fee of 1.00% on shares redeemed within one year of purchase. The fee is assessed on an amount equal to the Net Asset Value of the shares at the time of redemption and is deducted from proceeds otherwise payable to the shareholder. For the six months ended June 30, 2008, $2,331 of redemption fees were returned to the Fund through shareholder redemptions.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Bertolet Capital LLC (Adviser).  Under the Agreement, Adviser receives a fee equal to the annual rate of 1.25% of the Fund’s average daily net assets.  For the six months ended June 30, 2008, the Adviser earned $410,083 in Advisor fees.  At June 30, 2008 the Fund owed the Adviser a net fee of $355,987. An officer and trustee of the Fund is also an officer and trustee of the Adviser.

Advisory Agreement provides for expense reimbursement from the Adviser, if Fund total expenses, exclusive of taxes, interest on borrowings, dividends on securities sold short, brokerage commissions and extraordinary expenses exceed 1.49% average daily net assets through June 30, 2008.

Adviser will be entitled to reimbursement of fees waived or reimbursed by Adviser to the Fund.  Fees waived or expenses reimbursed during a given year may be paid to Adviser during the following three year period to the extent that payment of such expenses does not cause the Fund to exceed the expense limitation.  At June 30, 2008, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Fund
December 31, 2005	December 31, 2008	51,592
December 31, 2006	December 30, 2009	27,914

In 2008 the Adviser earned $21,178 of $51,592 available for reimbursement of prior expense waivers.

PINNACLE VALUE FUND

BERTOLET CAPITAL TRUST

NOTES TO FINANCIAL STATEMENTS

                                                           JUNE 30, 2008 (UNAUDITED)

4.)

PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, purchases and sales of investment securities other than U.S. Government obligations/short-term investments totaled $15,814,894 and $5,756,174 respectively.

Fund may purchase put and call options. Put options are purchased to hedge against a decline in value of Fund securities. If such a decline occurs, put options permit Fund to sell securities underlying such options at exercise price or to close out options at a profit. Premiums paid for put or call options plus transaction costs will reduce the benefit, if any, realized upon option exercise and unless price of the underlying security rises or declines sufficiently, option may expire worthless. In addition, in the event that price of security in connection with option was purchased moves in a direction favorable to Fund, benefits realized as result of such favorable movement will be reduced by premium paid for option and related transaction costs. Written and purchased options are non-income producing securities.

5.)

FEDERAL TAX INFORMATION

Net Investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized after Oct. 31.

Differences between book basis and tax basis unrealized appreciation/(depreciation) are attributable to tax deferral of losses on certain derivative instruments.

The tax character of distributions paid during the six months ended June 30, 2008 and the years ended December 31, 2007 is as follows:

	2008	2007
Net Investment Income	$ 0	$ 677,681
Long Term Capital Gain	$ 0	$ 721,605
Return of Capital	$ 0	$0

At June 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Costs of investments for federal income tax purposes                                      $67,913,097

Gross tax unrealized appreciation                                                                       $5,839,311

Gross tax unrealized depreciation                                                                       (9,800,532)

Net tax unrealized depreciation                                                                           (3,961,219)

Undistributed ordinary income                                                                                232,214

Accumulated realized gain on investments –net                                                   3,700,599

Accumulated Loss                                                                                                 $ (28,406)

    PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the six month period ended June 30, 2008, are available without charge upon request by calling 877-369-3705 or visiting www.pinnaclevaluefund.com or www.sec.gov.

PINNACLE VALUE FUND

BERTOLET CAPITAL TRUST

NOTES TO FINANCIAL STATEMENTS

                                                           JUNE 30, 2008 (UNAUDITED)

 QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and Sept. 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on Nov. 29, 2004. The Fund’s Forms N-Q are available at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-369-3705.

SUPPLEMENTAL INFORMATION

The following table provides biographical information with respect to each Trustee.

Name, Age	Position with Fund	Term of Office Length of Time Served	Principal Occupation During Past 5 years	Other Directorships

Interested Trustee
John E. Deysher, CFA (52)	Trustee	Unlimited	President, Secretary, Treasurer	None
		Since Inception	Pinnacle Value Fund
Principal, Portfolio Manager
Royce & Associates

Independent Trustees
Edward P. Breau, CFA (74)	Trustee	Unlimited	Private Investor	None
Since Inception

Richard M. Connelly (52)	Trustee	Unlimited	General Counsel	None
		Since Inception	JG Wentworth (finance)

James W. Denney (42)	Trustee	Unlimited	President, Mohawk Asset	Director, Electric
		Since Inception	Management	City Funds

TRUSTEES AND SERVICE PROVIDERS

Trustees: Edward P. Breau, Richard M. Connelly, James W. Denney, John E. Deysher

Transfer Agent: Mutual Shareholder Services, 8000 Town Centre Dr, Ste 400, Broadview Heights, OH 44147

Custodian: US Bank, 425 Walnut St., Cincinnati OH 45202

Independent Registered Public Accounting Firm: Tait, Weller & Baker LLP, 1818 Market St, Suite 2400, Philadelphia PA 19103

Expense Example

As a shareholder of the Pinnacle Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Pinnacle Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1,2008 to June 30, 2008

Actual	$1,000.00	$904.95	$7.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.45	$7.47

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.   Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date September 4, 2008